Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

As of December 31, 2022, and 2021, the Company has federal net operating loss carry forwards of $41,733,000 and $34,971,000, respectively. As of December 31, 2022, and 2021, the Company has Florida state net operating loss carry forwards of $18,117,000 and $11,354,000, respectively. The federal and Florida state net operating loss carryforwards are carried forward indefinitely. The Company’s net operating loss carry forwards may be subject to annual limitations, which could reduce or defer the utilization of the losses as a result of an ownership change as defined in Section 382 of the Internal Revenue Code.

The Company’s tax expense differs from the “expected” tax expense for Federal income tax purposes (computed by applying the United States Federal tax rate of 21% to loss before taxes for fiscal year 2022 and 2021), as follows:

	December 31, 2022	December 31, 2021
Tax expense (benefit) at the statutory rate	$(8,014,646)	$(2,309,565)
State taxes	(1,658,268)	-
Non-deductible items	702,460	620,855
Deferred true-ups	40,912	(199,782)
Other	(121,202)	-
Change in valuation allowance	9,050,744	1,888,492
Total	$-	$-

The tax effects of the temporary differences between reportable financial statement income and taxable income are recognized as deferred tax assets and liabilities.

The tax years 2022 and 2021 remain open to examination by federal agencies and other jurisdictions in which it operates.

The following is a reconciliation of the U.S. federal statutory rate to the effective income tax rates for the years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
U.S. statutory federal rate	21.0%	21.0%
State taxes	4.3%	0.0%
Non-deductible / non-taxable items	-1.8%	-5.6%
Deferred true-up	-0.1%	1.8%
Other	0.3%	0.0%
Valuation allowance	-23.7%	-17.2%
Total provision	0.0%	0.0%

The tax effect of significant components of the Company’s deferred tax assets and liabilities at December 31, 2022 and 2021, are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry forward	$9,551,121	$8,758,337
Lease liability	376,379	277,142
Intangible assets	3,618,128	(3,665,013)
Capitalized research and development costs	974,819	-
	14,520,448	7,315,601
Deferred tax liabilities:
Fixed assets	(376,379)	(277,142)
	(376,379)	(277,142)
Total gross deferred tax assets	14,144,068	5,093,324
Less: Deferred tax asset valuation allowance	(14,144,068)	(5,093,324)
Total net deferred taxes	$-	$-

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment.

Because of the historical earnings history of the Company, the net deferred tax assets for 2022 and 2021 were fully offset by a 100% valuation allowance. The valuation allowance for the remaining net deferred tax assets was $14,144,068 and $5,093,324 as of December 31, 2022 and 2021, respectively. The Company is evaluating the foreign reporting requirements as it relates to revenue from foreign sources and has determined that any accrual would not be material.

Effective for tax years beginning after December 31, 2021, taxpayers are required to capitalize any expenses incurred that are considered incidental to research and experimentation (R&E) activities under IRC Section 174. While taxpayers historically had the option of deducting these expenses under IRC Section 174, the December 2017 Tax Cuts and Jobs Act mandates capitalization and amortization of R&E expenses for tax years beginning after December 31, 2021. Expenses incurred in connection with R&E activities in the US must be amortized over a 5-year period if incurred, and R&E expenses incurred outside the US must be amortized over a 15-year period. R&E activities are broader in scope than qualified research activities considered under IRC Section 41 (relating to the research tax credit). For the year ended December 31, 2022, the Company performed an analysis based on available guidance and determined that it will continue to be in a loss position even after the required capitalization and amortization of its R&E expenses. The Company will continue to monitor this issue for future developments, but it does not expect R&E capitalization and amortization to require it to pay cash taxes now or in the near future.